GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 13.7%
	EQUITY - 13.7%
41,376	Vanguard FTSE Developed Markets ETF			$ 2,358,847
23,351	Vanguard FTSE Emerging Markets ETF			1,154,940
6,693	Vanguard Real Estate ETF			596,079
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,770,309)			4,109,866

	SHORT-TERM INVESTMENTS — 73.5%
	MONEY MARKET FUNDS - 73.5%
300,860	Fidelity Investments Money Market Government Portfolio, Class I, 4.23%(a)			300,860
21,768,465	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 4.23% (a)(c)			21,768,465
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,069,325)			22,069,325

	TOTAL INVESTMENTS - 87.2% (Cost $25,839,634)			$ 26,179,191
	EXCHANGE-TRADED FUND SOLD SHORT — (3.6)%
	COMMODITY - (3.6)%
(82,618)	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (Proceeds - $1,050,677)			(1,077,339)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.4%			4,935,164
	NET ASSETS - 100.0%			$ 30,037,016

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
116	3 Month Euro Euribor Future	03/15/2027	$ 33,484,923	$ (13,710)
8	CBOT 10 Year US Treasury Note	09/19/2025	897,000	7,906
10	CBOT 2 Year US Treasury Note	09/30/2025	2,080,234	3,047
18	CBOT 5 Year US Treasury Note	09/30/2025	1,962,000	12,453
3	CBOT Oats Future(c)	12/12/2025	55,613	1,300
4	CBOT Soybean Oil Future(c)	12/12/2025	126,600	(4,794)
24	CME British Pound Currency Future	09/15/2025	2,058,750	30,241
8	CME Canadian Dollar Currency Future	09/16/2025	589,440	1,860
1	CME E-Mini NASDAQ 100 Index Future	09/19/2025	457,865	19,830
5	CME E-Mini Standard & Poor's 500 Index Future	09/19/2025	1,563,438	47,040
3	CME E-Mini Standard & Poor's MidCap 400 Index	09/19/2025	937,650	14,245
4	CME Euro Foreign Exchange Currency Future	09/15/2025	591,800	17,960
2	CME Feeder Cattle Future(c)	08/28/2025	310,675	2,875
3	CME Lean Hogs Future(c)	08/14/2025	129,000	(2,790)
3	CME Live Cattle Future(c)	08/29/2025	256,650	4,520
43	CME Mexican Peso Currency Future	09/15/2025	1,137,350	11,375
1	COMEX Copper Future(c)	09/26/2025	127,063	5,725
129	COMEX E-Micro Gold Futures(c)	08/27/2025	4,266,933	(15,656)

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
7	COMEX Gold 100 Troy Ounces Future(c)	08/27/2025	$ 2,315,390	$ (14,950)
1	COMEX Silver Future(c)	09/26/2025	180,860	(430)
28	Eurex 2 Year Euro SCHATZ Future	09/08/2025	3,537,102	(2,056)
15	Eurex 5 Year Euro BOBL Future	09/08/2025	2,079,152	(4,760)
11	Euro-BTP Italian Bond Futures	09/08/2025	1,567,727	3,145
10	French Government Bond Futures	09/08/2025	1,458,657	(8,057)
12	FTSE 100 Index Future	09/19/2025	1,447,705	(15,917)
7	HKG Hang Seng Index Future	07/30/2025	1,073,814	(3,656)
2	ICE Brent Crude Oil Future(c)	07/31/2025	133,480	(10,120)
4	ICE Gas Oil Future(c)	08/12/2025	264,400	(33,100)
22	ICE US MSCI Emerging Markets EM Index Futures	09/19/2025	1,356,850	29,620
3	LME Copper Future(c)	09/15/2025	741,201	11,014
1	LME Nickel Future(c)	09/15/2025	91,175	(1,705)
17	LME Primary Aluminum Future(c)	09/15/2025	1,105,026	(3,392)
8	LME Zinc Future(c)	09/15/2025	550,536	6,136
3	Long Gilt Future	09/26/2025	383,071	(1,234)
354	Micro E-mini S&P 500 futures	09/19/2025	11,069,138	381,258
1	NYBOT CSC Cocoa Future(c)	09/15/2025	90,000	(4,050)
2	NYMEX Light Sweet Crude Oil Future(c)	07/22/2025	130,220	(260)
1	NYMEX NY Harbor ULSD Futures(c)	07/31/2025	95,605	(2,633)
1	NYMEX Palladium Future(c)	09/26/2025	110,710	11,660
5	NYMEX Platinum Future(c)	10/29/2025	335,750	12,100
2	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	07/31/2025	174,056	(10,811)
2	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(c)	08/29/2025	18,804	(76)
16	SGX Nikkei 225 Stock Index Future	09/11/2025	2,247,032	94,096
111	Three Month SONIA Index Futures	03/15/2027	36,788,099	51,717
137	Three-Month SOFR Futures	03/15/2027	33,207,088	66,425
1	TSE Japanese 10 Year Bond Futures	09/12/2025	965,216	4,014
7	WCE Canola Future(c)	11/14/2025	72,944	844
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ 698,249

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
100	CBOT 30 Day Federal Funds Future	09/30/2025	$ 39,930,277	$ (16,793)
22	CBOT Corn Future(c)	12/12/2025	468,050	10,038
4	CBOT Soybean Future(c)	11/14/2025	205,400	4,875
26	CBOT Soybean Meal Future(c)	12/12/2025	752,180	19,950
9	CBOT US Treasure Bond Futures	09/19/2025	1,039,219	(44,563)
5	CBOT Wheat Future(c)	12/12/2025	140,000	2,875
13	CME Australian Dollar Currency Future	09/15/2025	856,635	(15,000)
12	CME Japanese Yen Currency Future	09/15/2025	1,049,175	(7,635)
8	CME New Zealand Dollar Currency Future	09/15/2025	488,840	(5,600)
1	Eurex 10 Year Euro BUND Future	09/08/2025	153,298	(2,206)
1	Eurex DAX Index Future	09/19/2025	708,157	(22,734)
2	LME Copper Future(c)	09/15/2025	494,134	(14,184)
5	LME Nickel Future(c)	09/15/2025	455,875	3,377

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
6	LME Primary Aluminum Future(c)	09/15/2025	$ 390,009	$ (19,472)
12	LME Zinc Future(c)	09/15/2025	825,804	(11,167)
1	NYBOT CSC C Coffee Future(c)	09/18/2025	112,538	7,444
28	NYBOT CSC Number 11 World Sugar Future(c)	09/30/2025	508,032	5,824
30	NYBOT CTN Number 2 Cotton Future(c)	12/08/2025	1,021,950	(9,665)
7	NYBOT FINEX United States Dollar Index Future	09/15/2025	675,451	14,454
2	NYMEX Henry Hub Natural Gas Futures(c)	07/29/2025	69,120	7,870
	NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ (92,312)

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$ 605,937

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the GPDA Fund Limited.